19. Transactions with Related Parties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Related Party Transactions [Abstract]
Total deposits with related parties	$ 8,942,886	$ 6,179,453
Amount of rental income received	9,821	30,365
Amount paid to CFSG	$ 57,209	$ 47,676